Finance income and charges	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Finance income and charges	5. Finance income and charges

Accounting policies

Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.
Finance charges directly attributable to the acquisition,
construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset.
Borrowing costs which are not capitalised are recognised in the income statement using the effective interest method. All other finance charges are recognised primarily in the income
statement in the year in which they are incurred.
Net other finance charges include items in respect of post-
employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in
hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity
before being translated to US dollar.
The impact of derivatives, excluding cash flow hedges that
are in respect of commodity price risk management or those
that are used to hedge the currency risk of highly probable
future currency cash flows, is included in interest income or interest charge.

	2025 $ million	2024 $ million	2023 $ million
Interest income	203	179	193
Fair value gain on financial instruments	170	100	124
Total interest income(1)	373	279	317
Interest charge on bonds, commercial paper, bank loans and overdrafts	(775)	(665)	(563)
Interest charge on finance leases	(32)	(23)	(19)
Borrowing costs capitalised	46	—	—
Borrowing costs capitalised - exceptional item(2)	58	—	—
Other interest charges	(270)	(396)	(325)
Fair value loss on financial instruments	(172)	(101)	(123)
Total interest charges(1)	(1,145)	(1,185)	(1,030)
Net interest charges	(772)	(906)	(713)
Net finance income in respect of post-employment plans in surplus (note 14)	54	57	71
Monetary gain on hyperinflation in various economies (note 1(f))	39	49	13
Interest income in respect of direct and indirect tax	7	15	8
Change in financial liability — Zacapa (Level 3)	7	—	—
Total other finance income	107	121	92
Net finance charge in respect of post- employment plans in deficit (note 14)	(19)	(20)	(18)
Monetary loss on hyperinflation in various economies (note 1(f))	—	(8)	(3)
Interest charge in respect of direct and indirect tax	(51)	(27)	(29)
Unwinding of discounts	(22)	(23)	(15)
Change in financial liability — Zacapa (Level 3)	—	—	(10)
Other finance charges	(14)	(22)	(16)
Total other finance charges	(106)	(100)	(91)
Net other finance charges	1	21	1
(1)Includes $101 million interest income and $854 million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2024 – $59 million income and $765 million charge; 2023 – $98 million income and $628 million charge).
(2)Cumulative impact of prior years' unrecognised borrowing costs reclassified to qualifying assets.